Schedule of Investments (unaudited)
August 31, 2023
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
TransDigm Group, Inc.(a)	45,671	$ 41,279,733
Automobiles — 3.2%
Tesla, Inc.(a)	173,827	44,861,272
Broadline Retail — 8.3%
Amazon.com, Inc.(a)	840,468	115,992,989
Capital Markets — 4.3%
Blackstone, Inc., Class A, NVS	166,861	17,749,005
MSCI, Inc., Class A	27,480	14,938,678
S&P Global, Inc.	69,411	27,129,983
		59,817,666
Commercial Services & Supplies — 2.8%
Copart, Inc.(a)	862,000	38,643,460
Entertainment — 2.3%
Netflix, Inc.(a)	73,344	31,807,826
Financial Services — 5.7%
Mastercard, Inc., Class A	33,748	13,925,775
Visa, Inc., Class A	267,669	65,760,920
		79,686,695
Health Care Equipment & Supplies — 3.8%
Boston Scientific Corp.(a)	306,944	16,556,559
Intuitive Surgical, Inc.(a)	117,235	36,657,040
		53,213,599
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	76,866	36,632,798
Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc.(a)	8,206	15,810,008
Evolution AB(b)	187,901	20,322,802
		36,132,810
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A(a)	486,770	66,283,471
Meta Platforms, Inc., Class A(a)	52,757	15,610,269
		81,893,740
Life Sciences Tools & Services — 3.0%
Danaher Corp.	160,833	42,620,745
Oil, Gas & Consumable Fuels — 1.1%
Cheniere Energy, Inc.	98,111	16,011,715
Pharmaceuticals — 4.0%
Eli Lilly & Co.	73,141	40,534,742
Zoetis, Inc., Class A	78,780	15,008,378
		55,543,120
Semiconductors & Semiconductor Equipment — 13.2%
ASML Holding NV, Registered Shares	70,861	46,805,816
Broadcom, Inc.	47,553	43,886,188
NVIDIA Corp.	187,956	92,765,684
		183,457,688
Security	Shares	Value
Software — 21.4%
Cadence Design Systems, Inc.(a)	178,349	$ 42,882,234
Intuit, Inc.	123,733	67,039,777
Microsoft Corp.	392,273	128,571,398
Palo Alto Networks, Inc.(a)	47,936	11,662,829
Roper Technologies, Inc.	52,406	26,153,738
ServiceNow, Inc.(a)	37,840	22,281,327
		298,591,303
Technology Hardware, Storage & Peripherals — 9.2%
Apple Inc.	682,026	128,132,224
Textiles, Apparel & Luxury Goods — 2.2%
LVMH Moet Hennessy Louis Vuitton SE	23,547	19,912,700
NIKE, Inc., Class B	101,879	10,362,113
		30,274,813
Total Common Stocks — 98.6% (Cost: $751,193,369)		1,374,594,196
Preferred Securities
Preferred Stocks — 1.5%
IT Services — 1.5%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,153,942)(a)(c)(d)	120,046	20,850,769
Total Long-Term Investments — 100.1% (Cost: $764,347,311)		1,395,444,965
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(e)(f)	835,835	835,835
SL Liquidity Series, LLC, Money Market Series, 5.49%(e)(f)(g)	9,341,599	9,344,401
Total Short-Term Securities — 0.7% (Cost: $10,179,356)		10,180,236
Total Investments — 100.8% (Cost: $774,526,667)		1,405,625,201
Liabilities in Excess of Other Assets — (0.8)%		(11,610,266)
Net Assets — 100.0%		$ 1,394,014,935
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,850,769, representing 1.5% of its net assets as of period end, and an original cost of $13,153,942.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Large Cap Focus Growth Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 9,919,349	$ —	$ (9,083,514)(a)	$ —	$ —	$ 835,835	835,835	$ 29,900	$ —
SL Liquidity Series, LLC, Money Market Series	—	9,343,521(a)	—	—	880	9,344,401	9,341,599	1,269(b)	—
				$ —	$ 880	$ 10,180,236		$ 31,169	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 41,279,733	$ —	$ —	$ 41,279,733
Automobiles	44,861,272	—	—	44,861,272
Broadline Retail	115,992,989	—	—	115,992,989
Capital Markets	59,817,666	—	—	59,817,666
Commercial Services & Supplies	38,643,460	—	—	38,643,460
Entertainment	31,807,826	—	—	31,807,826
Financial Services	79,686,695	—	—	79,686,695

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Large Cap Focus Growth Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$ 53,213,599	$ —	$ —	$ 53,213,599
Health Care Providers & Services	36,632,798	—	—	36,632,798
Hotels, Restaurants & Leisure	15,810,008	20,322,802	—	36,132,810
Interactive Media & Services	81,893,740	—	—	81,893,740
Life Sciences Tools & Services	42,620,745	—	—	42,620,745
Oil, Gas & Consumable Fuels	16,011,715	—	—	16,011,715
Pharmaceuticals	55,543,120	—	—	55,543,120
Semiconductors & Semiconductor Equipment	183,457,688	—	—	183,457,688
Software	298,591,303	—	—	298,591,303
Technology Hardware, Storage & Peripherals	128,132,224	—	—	128,132,224
Textiles, Apparel & Luxury Goods	10,362,113	19,912,700	—	30,274,813
Preferred Securities	—	—	20,850,769	20,850,769
Short-Term Securities
Money Market Funds	835,835	—	—	835,835
	$ 1,335,194,529	$ 40,235,502	$ 20,850,769	1,396,280,800
Investments valued at NAV(a)				9,344,401
				$ 1,405,625,201
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2023	$ 20,830,298
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	20,471
Purchases	—
Sales	—
Closing Balance, as of August 31, 2023	$ 20,850,769
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023(a)	$ 20,471

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Large Cap Focus Growth Fund, Inc.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$20,850,769	Market	Revenue Multiple	2.25x - 3.40x	2.83x

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s
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